Intangible assets, net (Tables)	3 Months Ended
Mar. 31, 2020
Intangible assets, net
Schedule of Intangible assets

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Developed technology	$3,920	$3,920	$1,320
Capitalized internal-use software	4,135	4,019	3,005
Customer relationships	2,660	2,660	1,060
Trade name	1,170	1,170	610
	11,885	11,769	5,995
Less—accumulated amortization	(5,291)	(4,581)	(1,930)
	$6,594	$7,188	$4,065

Schedule of Estimated Future Amortization Expense

The estimated future amortization of intangible assets as of March 31, 2020 (unaudited) was as follows:

Remainder of 2020	$2,136
2021	2,061
2022	1,351
2023	741
2024 and thereafter	305
$6,594

The estimated future amortization of intangible assets as of December 31, 2019 was as follows:

2020	$2,829
2021	2,021
2022	1,311
2023	723
2024 and thereafter	304
$7,188